FAIR VALUE MEASUREMENT - Warrant Liability Activity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Warrants And Rights Outstanding [Roll Forward]
Beginning balance	$ 1,210	$ 27,938	$ 1,400	$ 27,469
Assumed warrants in connection with the Merger		5,594		5,594
Change in fair value	2,625	(6,878)	2,435	(6,409)
Reclassification		(20,575)		(20,575)
Ending balance	$ 3,835	$ 6,079	$ 3,835	$ 6,079